Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

November 30, 2013

Dates Covered
Collections Period	11/01/13 - 11/30/13
Interest Accrual Period	11/15/13 - 12/15/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/13	202,041,554.93	20,675
Yield Supplement Overcollateralization Amount at 10/31/13	4,862,766.55	0

Receivables Balance at 10/31/13	206,904,321.48	20,675
Principal Payments	10,356,769.48	399
Defaulted Receivables	491,606.32	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/13	4,436,124.49	0

Pool Balance at 11/30/13	191,619,821.19	20,246

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	4,494,354.05	336
Past Due 61-90 days	1,066,961.11	87
Past Due 91 + days	234,824.72	21

Total	5,796,139.88	444

Total 31+ Delinquent as % Ending Pool Balance	3.02%

Recoveries	251,111.92

Aggregate Net Losses/(Gains) - November 2013	240,494.40

Overcollateralization Target Amount	11,497,189.27
Actual Overcollateralization	11,497,189.27

Weighted Average APR	3.67%
Weighted Average APR, Yield Adjusted	5.92%
Weighted Average Remaining Term	28.64

Flow of Funds	$ Amount

Collections	11,219,552.78
Advances	(977.57)
Investment Earnings on Cash Accounts	276.20
Servicing Fee	(172,420.27)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	11,046,431.14

Distributions of Available Funds
(1) Class A Interest	215,927.11
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	9,796,429.71
(9) Distribution to Certificateholders	936,405.20
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	11,046,431.14

Servicing Fee	172,420.27
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 11/15/13	189,919,061.63
Principal Paid	9,796,429.71
Note Balance @ 12/16/13	180,122,631.92

Class A-1
Note Balance @ 11/15/13	0.00
Principal Paid	0.00
Note Balance @ 12/16/13	0.00
Note Factor @ 12/16/13	0.0000000%

Class A-2
Note Balance @ 11/15/13	0.00
Principal Paid	0.00
Note Balance @ 12/16/13	0.00
Note Factor @ 12/16/13	0.0000000%

Class A-3
Note Balance @ 11/15/13	13,191,061.63
Principal Paid	9,796,429.71
Note Balance @ 12/16/13	3,394,631.92
Note Factor @ 12/16/13	1.5937239%

Class A-4
Note Balance @ 11/15/13	127,995,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	127,995,000.00
Note Factor @ 12/16/13	100.0000000%

Class B
Note Balance @ 11/15/13	24,366,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	24,366,000.00
Note Factor @ 12/16/13	100.0000000%

Class C
Note Balance @ 11/15/13	24,367,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	24,367,000.00
Note Factor @ 12/16/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	313,596.23
Total Principal Paid	9,796,429.71

Total Paid	10,110,025.94

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	12,201.73
Principal Paid	9,796,429.71

Total Paid to A-3 Holders	9,808,631.44

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3926196
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.2650385
Total Distribution Amount	12.6576581

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0572851
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.9926277
Total A-3 Distribution Amount	46.0499128

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 10/31/13	50,039.75
Balance as of 11/30/13	49,062.18
Change	(977.57)

Reserve Account
Balance as of 11/15/13	2,064,965.17
Investment Earnings	44.09
Investment Earnings Paid	(44.09)
Deposit/(Withdrawal)	—
Balance as of 12/16/13	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17